Combined Prospectus	Dec. 18, 2025 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	8,471,413
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 59,003,391.54
Form Type	S-3
File Number	333-284325
Initial Effective Date	Feb. 04, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the 8,471,413 unsold shares of Common Stock and 2,495,127 unsold Notes (which amounts to $62,378,175 aggregate principal amount of Notes) that were previously registered on the Registrant’s registration statement on Form S-3 (File No. 333-284325) on February 4, 2025 (the “Initial Registration Statement”) because such securities are being transferred from the Initial Registration Statement to this Registration Statement pursuant to Rule 429 under the Securities Act.

(8)
8,471,413 unsold shares of Common Stock and 2,495,127 unsold Notes (which amounts to $62,378,175 aggregate principal amount of Notes) registered under the Initial Registration Statement are included in this Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to the 2025 Registration Statement, which post-effective amendment will become effective concurrently with the Registration Statement in accordance with Section 8(c) of the Securities Act.

Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Debt
Security Class Title	9.875% Fixed Rate Senior Notes due 2028
Amount of Securities Previously Registered | shares	2,495,127
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 66,120,865.5
Form Type	S-3
File Number	333-284325
Initial Effective Date	Feb. 04, 2025
Combined Prospectus Note

(7)
No registration fee is payable in connection with the 8,471,413 unsold shares of Common Stock and 2,495,127 unsold Notes (which amounts to $62,378,175 aggregate principal amount of Notes) that were previously registered on the Registrant’s registration statement on Form S-3 (File No. 333-284325) on February 4, 2025 (the “Initial Registration Statement”) because such securities are being transferred from the Initial Registration Statement to this Registration Statement pursuant to Rule 429 under the Securities Act.

(8)
8,471,413 unsold shares of Common Stock and 2,495,127 unsold Notes (which amounts to $62,378,175 aggregate principal amount of Notes) registered under the Initial Registration Statement are included in this Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to the 2025 Registration Statement, which post-effective amendment will become effective concurrently with the Registration Statement in accordance with Section 8(c) of the Securities Act.